Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Loss before income taxes	$ (1,626,363)	$ (1,223,163)
Deferred tax valuation allowance	2,437,940	1,196,721
Permanent items	24,005	20,556
State tax net of federal tax benefit		(12,304)
Equity method adjustment	(129,579)
Other	(355,650)
Prior period adjustments	(350,353)
Income tax provision		$ (18,190)